Statutory Reserves (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statutory Reserves [Line Items]
Portion of after-tax profit to be allocated to general reserve/ statutory surplus under PRC law	10.00%
Required general reserve/ statutory surplus ratio to de-force compulsory net profit allocation to general reserve	50.00%
Profit appropriation to statutory surplus fund	$ 0	$ 16,000	$ 0
Profit appropriation to general reserve fund	$ 0
China Foreign Investment Enterprises Laws [Member]
Statutory Reserves [Line Items]
Portion of after-tax profit to be allocated to general reserve/ statutory surplus under PRC law	10.00%
Required general reserve/ statutory surplus ratio to de-force compulsory net profit allocation to general reserve	50.00%
PRC law [Member]
Statutory Reserves [Line Items]
Portion of after-tax profit to be allocated to general reserve/ statutory surplus under PRC law	10.00%
Required general reserve/ statutory surplus ratio to de-force compulsory net profit allocation to general reserve	50.00%